                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 1999

Check here if Amendment  [ ]           Amendment Number:
    This Amendment (Check only one.):       [ ] is a restatement.
                                            [ ] adds new holdings
                                                entries.

Institutional Investment Manager Filing this Report:

Name:    Karen M. Fleiss
Address: 1270 Avenue of The Americas, 11th Floor
         New York, New York  10020


Form 13F File Number:      28-07512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen M. Fleiss
Title:   General Partner of KMF Partners, L.P.
Phone:   (212) 582-5048

Signature, Place, and Date of Signing:

/s/ Karen M. Fleiss            New York, New York                 11/3/99
----------------------        --------------------           -------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             1
                                                          -----------

Form 13F Information Table Entry Total:                        84
                                                          -----------

Form 13F Information Table Value Total:                     345,531
                                                          -----------
                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                       Name

 1          28-07518                                   KMF Partners, L.P.


                                                           Karen M. Fleiss
                                                              Form 13F
                                                   For The Period Ending 09/30/99

                                      Item 2     Item 3      Item 4                    Item 6       Item 7
Item 1                                Title of   CUSIP       Fair Market   Item 5      Investment   Other      Item 8
Name of Issuer                        Class      Number      Value         Shares      Discretion   Managers   Voting Authority
                                                                                                               Sole   Shared   None
ABERCROMBIE AND FITCH CO.- CL A       CLA        002896207     3,406         100,000   Defined      1               100,000
ABGENIX INC.                          COM        00339B107     2,547          65,000   Defined      1                65,000
ADELPHIA COMMUNICATIONS CORPORATION   COM        006848105     3,882          66,000   Defined      1                66,000
ADVANCE FIBRE COMMUNICATIONS          COM        00754A105     2,225         100,000   Defined      1               100,000
ALKERMES INC.                         COM        01642T108     1,441          50,000   Defined      1                50,000
AMAZON.COM INC.                       COM        023135106     3,198          40,000   Defined      1                40,000
AMERICA ONLINE INC.                   COM        02364J104    29,967         288,144   Defined      1               288,144
AMERICAN EAGLE OUT.                   COM        02553E106     8,234         170,000   Defined      1               170,000
AMES DEPARTMENT STORES                COM        030789507     4,781         150,000   Defined      1               150,000
AMGEN                                 COM        031162100     5,705          70,000   Defined      1                70,000
AT HOME CORP SERIES A                 CLA        045919107     1,658          40,000   Defined      1                40,000
AT&T CORP-LIBERTY MEDIA GROUP         COM        001957208     3,731         100,000   Defined      1               100,000
ATMEL                                 COM        049513104     5,072         150,000   Defined      1               150,000
BED BATH & BEYOND                     COM        075896100     1,747          50,000   Defined      1                50,000
BIOGEN                                COM        090597105     2,364          30,000   Defined      1                30,000
BROADCOM CORP CL A                    CLA        111320107     2,725          25,000   Defined      1                25,000
CABLEVISION SYSTEMS                   COM        12686C109     2,765          38,000   Defined      1                38,000
CELL GENESYS INC.                     COM        150921104     1,575         200,000   Defined      1               200,000
CEPHALON INC.                         COM        156708109     2,605         145,000   Defined      1               145,000
CHECK POINT SOFTWARE INC.             COM        M22465104     3,800          45,000   Defined      1                45,000
CIENA CORP                            COM        171779101     7,300         200,000   Defined      1               200,000
CISCO SYSTEMS                         COM        17275R102     4,114          60,000   Defined      1                60,000
CITRIX SYSTEMS                        COM        177376100     3,716          60,000   Defined      1                60,000
CLEAR CHANNEL                         COM        184502102     4,793          60,000   Defined      1                60,000
CMGI INC.                             COM        125750109     8,200          80,000   Defined      1                80,000
COMMERCE ONE INC.                     COM        200693109     2,932          30,000   Defined      1                30,000
CUBIST PHARMACEUTICALS INC.           COM        229678107     1,293         151,000   Defined      1               151,000
CYPRESS SEMI                          COM        232806109     1,075          50,000   Defined      1                50,000
DENDRITE INTL                         COM        248239105     4,725         100,000   Defined      1               100,000
DOUBLECLICK INC.                      COM        258609304     1,787          15,000   Defined      1                15,000
DSP GROUP, INC.                       COM        23332B106     3,948          99,000   Defined      1                99,000
E TOYS INC.                           COM        297862104     3,328          50,000   Defined      1                50,000
EBAY INC.                             COM        278642103     2,821          20,000   Defined      1                20,000
ENZON INC.                            COM        293904108     4,575         150,000   Defined      1               150,000
GEMSTAR INTERNATIONAL GROUP LTD.      COM        G3788V106     1,563          20,000   Defined      1                20,000
GENENTECH INC.                        COM        368710406     4,389          30,000   Defined      1                30,000
GLOBESPAN SEMICONDUCTOR INC.          COM        379571102     1,925          30,500   Defined      1                30,500
GO2NET, INC.                          COM        383486107     5,180          80,000   Defined      1                80,000
GREY WOLF INC.                        COM        397888108       900         300,000   Defined      1               300,000
GUIDANT CORP                          COM        401698105     4,290          80,000   Defined      1                80,000
INTEGRATED DEVICE                     COM        458118106     3,238         175,000   Defined      1               175,000
INTEL CORP.                           COM        458140100    11,147         150,000   Defined      1               150,000





INTUIT INC.                           COM        461202103     5,259          60,000   Defined      1                60,000
JD EDWARDS & CO INC.                  COM        281667105     2,693         130,000   Defined      1               130,000
JDS UNIPHASE CORP                     COM        46612J101    11,780         103,500   Defined      1               103,500
JONES INTERCABLE INC.                 COM        480206101     1,622          30,000   Defined      1                30,000
JUNIPER NETWORKS INC.                 COM        48203R104     1,092           6,000   Defined      1                 6,000
KOHL'S CORPORATION                    COM        500255104     6,189          93,600   Defined      1                93,600
LEGATO SYSTEMS                        COM        524651106     5,231         120,000   Defined      1               120,000
LEVEL 3 COMMUNICATIONS INC.           COM        52729N100     1,567          30,000   Defined      1                30,000
LIBERTY DIGITAL INC.                  COM        530436104     1,166          50,000   Defined      1                50,000
LSI LOGIC                             COM        502161102     2,575          50,000   Defined      1                50,000
LUCENT TECHNOLOGIES                   COM        549463107     8,401         129,500   Defined      1               129,500
MAXIM INTEGRATED                      COM        57772K101     3,155          50,000   Defined      1                50,000
MCI WORLDCOM INC.                     COM        55268B106     5,678          78,999   Defined      1                78,999
MEDIMMUNE INC.                        COM        584699102    10,962         110,000   Defined      1               110,000
MEDTRONIC INC.                        COM        585055106     2,840          80,000   Defined      1                80,000
MICRON TECHNOLOGY                     COM        595112103     6,656         100,000   Defined      1               100,000
MICROSOFT                             COM        594918104     4,528          50,000   Defined      1                50,000
NEXTEL COMMUNICATIONS INC CLASS A     CLA        65332V103     3,391          50,000   Defined      1                50,000
NEXTLINK COMM CL A                    COM        65333H707     2,592          50,000   Defined      1                50,000
NORTEL NETWORKS CORP.                 COM        656569100     3,060          60,000   Defined      1                60,000
NTL INC.                              COM        629407107     9,609         100,000   Defined      1               100,000
ORACLE SYSTEMS                        COM        68389X105     2,275          50,000   Defined      1                50,000
PMC-SIERRA INC.                       COM        69344F106     6,475          70,000   Defined      1                70,000
REALNETWORKS INC.                     COM        75605L104     6,274          60,000   Defined      1                60,000
RESEARCH IN MOTION LTD.               COM        760975102     4,641         150,000   Defined      1               150,000
RF MICRO DEVICES INC.                 COM        749941100     3,660          80,000   Defined      1                80,000
SCIENTIFIC-ATLANTA, INC.              COM        808655104     2,478          50,000   Defined      1                50,000
STAPLES, INC.                         COM        855030102     2,192         100,508   Defined      1               100,508
STARBUCK'S CORP.                      COM        855244109     2,478         100,000   Defined      1               100,000
SUN MICROSYSTEMS                      COM        866810104     4,650          50,000   Defined      1                50,000
TCI SATELLITE ENTERTAINMENT, INC.     COM        872298104     1,200         300,000   Defined      1               300,000
TELEWEST COMMUNICATIONS PLC ADR       ADR        87956P105     1,369          37,500   Defined      1                37,500
TERADYNE                              COM        880770102     2,115          60,000   Defined      1                60,000
TIFFANY & CO.-NEW                     COM        886547108     3,596          60,000   Defined      1                60,000
UNION PACIFIC RESOURCES GROUP, INC.   COM        907834105     1,606         100,000   Defined      1               100,000
US TECHNOLOGIES INC.                  COM        91272D309       381       1,814,900   Defined      1             1,814,900
USWEB CORP                            COM        917327108     3,431         100,000   Defined      1               100,000
VERTEX PHARMACEUTICALS INC.           COM        92532F100     2,485          80,000   Defined      1                80,000
WAL-MART STORES INC.                  COM        931142103     2,378          50,000   Defined      1                50,000
WATERS CORP                           COM        941848103     2,423          40,000   Defined      1                40,000
WILLIAMS SONOMA INC.                  COM        969904101     2,428          50,000   Defined      1                50,000
YAHOO! INC                            COM        984332106     6,283          35,000   Defined      1                35,000

                                                             345,531